Income tax recovery and deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Income tax recovery and deferred tax assets and liabilities
Schedule of reconciliation of expected to the actual income tax recovery

	31-Dec-20	31-Dec-19	31-Dec-18
Loss before tax	$(63,079,457)	$(23,291,823)	$(7,746,599)
Statutory tax rate	27%	27%	27%
Expected income tax recovery at the statutory tax rate	(17,031,453)	(6,288,792)	(2,091,582)
Lower rate on foreign subsidiaries	48,161	13,932	—
Change in estimates	(115,603)	141,562	—
Non-deductible items	10,299,823	1,920,654	(933,010)
Share issue costs and other	(1,372,262)	(281,953)	(748,188)
Temporary differences not recognized	8,138,782	4,415,472	3,771,494
Income tax recovery	(32,552)	(79,125)	(1,286)

Schedule of deductible (taxable) temporary differences

	31-Dec-20	31-Dec-19	31-Dec-18
Non-capital loss carry-forwards	$63,213,473	$35,846,498	$18,638,208
Property, plant and equipment	1,845,332	339,632	243,969
Share issue costs	6,774,934	3,757,068	3,662,916
SR&ED expenditures	2,941,082	2,430,941	1,718,657
ROU Assets	(927,331)	(1,077,556)	—
Lease libiltiy	1,075,773	1,129,249	—
Net Investment Assets	(38,541)	—	—
Other	(374,454)	(270,395)	(303,327)
	74,510,268	42,155,437	23,960,423
Deferred tax assets not recognized	(74,510,268)	(42,277,892)	(24,369,388)
Deferred tax liability	—	(122,455)	(408,965)
Deferred tax liability (tax effected at 27%)	$—	$(33,063)	$(110,420)